Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)		Mar. 31, 2021	Mar. 31, 2020
Amounts due from related parties		$ 84,838
Amounts due to related parties		4,913,964	5,429,440
Hongye Financial Consulting (Shenzhen) Co., Ltd [Member]
Amounts due from related parties		84,838
Zhida Hong [Member]
Amounts due from related parties		1,316,118
Amounts due to related parties	[1]	3,727,371	5,043,489
Bihua Yang [Member]
Amounts due to related parties	[2]	370,523
Dewu Huang [Member]
Amounts due to related parties	[3]	712,064	81,287
Zhongpeng Chen [Member]
Amounts due to related parties			160,427
Jinlong Huang [Member]
Amounts due to related parties		$ 104,006	$ 144,237

[1]	The decrease was due to net repayment of debt due to Zhida Hong. During years ended March 31, 2021, the Company received financial support of $2.2 million from Zhida Hong and repaid $3.6 million of debts due to him.
[2]	Being financial support from Bihua Yang for XKJ's daily operation.
[3]	The increase of related party debt was additional financial support provided by Dewu Huang YBY's daily operation.